Intangible assets, net	6 Months Ended
Sep. 30, 2020
Intangible assets, net
14.	Intangible assets, net

	As of	As of
	March 31, 2020	September 30, 2020

	(in millions of RMB)
User base and customer relationships	50,016	49,943
Trade names, trademarks and domain names	26,151	27,771
Non-compete agreements	13,898	13,779
Developed technology and patents	10,051	10,028
Licensed copyrights (i)	9,639	8,278
Others	384	210
	110,139	110,009
Less: accumulated amortization and impairment	(49,192)	(53,631)
Net book value	60,947	56,378

(i)

Licensed copyrights are presented on the condensed consolidated balance sheets as current assets under prepayments, receivables, and other assets (Note 12), or non-current assets under intangible assets, net, based on estimated time of usage. For the six months ended September 30, 2019 and 2020, amortization expenses in connection with the licensed copyrights of RMB4,741 million and RMB3,886 million were recorded in cost of revenue within the Company’s digital media and entertainment segment.